COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit	$ 521	$ 2,025
Credit lines - Used	$ 204	$ 1,636